WHV Emerging Markets Equity Fund (Prospectus Summary) | WHV Emerging Markets Equity Fund
WHV EMERGING MARKETS EQUITY FUND
Investment Objective
The WHV Emerging Markets Equity Fund (the "Emerging Markets Fund" or the "Fund") seeks to achieve long-term capital appreciation.
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold
Class A and Class I shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 19 of the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees WHV Emerging Markets Equity Fund	Class A		Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%		2.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses WHV Emerging Markets Equity Fund		Class A	Class I
Management Fees		1.00%	1.00%
Distribution (Rule 12b-1) Fees		0.25%	none
Other Expenses		16.88%	13.21%
Total Annual Fund Operating Expenses	[1]	18.13%	14.21%
Fee Waiver and/or Expense Reimbursement	[1]	(16.38%)	(12.71%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.75%	1.50%
[1]	The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until December 31, 2013, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Example
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 in the Fund's Class A shares and $500,000 (minimum investment) in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example WHV Emerging Markets Equity Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	743	3,823	6,148	9,760
Class I	7,631	141,471	251,793	450,071

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
64.04% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund primarily invests in equity securities of companies domiciled in emerging markets that the Adviser believes are attractively valued. The Fund primarily invests in common stock, securities convertible into common stock and depositary receipts. The Fund may invest directly in foreign securities or indirectly through shares of Global Depositary Receipts ("GDRs") and
American Depositary Receipts ("ADRs").

The Adviser uses a Growth-at-a-Reasonable Price ("GARP") oriented investment process to select securities that it believes exhibit growth and are attractively valued. The Adviser begins with a top-down approach to identify countries that it deems favorable for investment. The Adviser assesses the attractiveness of a country by analyzing: the country's economic fundamentals and business environment, the quality of earnings of the companies operating within the country and the valuation characteristics of the country's markets.
After selecting the countries the Adviser deems favorable for investment, the
Adviser performs fundamental analysis to identify companies it believes have strong fundamentals, compelling valuation and identifiable catalysts for growth.
The Adviser analyzes individual stock attributes using fundamental research and disciplined valuation techniques. The Fund may focus its investments in one or more economic sectors. The Fund generally holds 30 to 50 securities.

The Adviser may sell a portfolio security if it believes that the security has become overvalued; the fundamentals of the company or industry indicate signs of deterioration; the catalysts for purchase are no longer valid; there are concerns regarding the accounting practices or management of the issuer; or
better investment opportunities are available.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's NAV, yield and total return. It is possible to lose money by investing in the Fund.

o Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.
Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

o Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o Foreign Securities Risk: The risk that investing in foreign (non-U.S.)
securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

o Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the
Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk: The risk that the market value of a security may, sometimes rapidly and unpredictably, fluctuate. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Sector Risk: The Fund may focus its investments from time to time in a limited number of economic sectors. The Fund may not have exposure to all economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the
Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

o Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.
Performance Information
The bar chart and the performance table illustrate the risks and volatility of an investment in Class I shares of the Fund for the past calendar year and show how the average annual total returns for one year, and since inception, before and after taxes, compare with those of the MSCI Emerging Markets Index, a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Calendar Year-to-Date Total Return as of June 30, 2012: 4.87% Best Quarter Worst Quarter 8.36% -24.62% (December 31, 2011) (September 30, 2011)
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns WHV Emerging Markets Equity Fund	Label		1 Year	Since Inception	Inception Date
Class A	Class A Shares Return Before Taxes		(24.12%)	(24.12%)	Dec. 31, 2010
Class I	Class I Shares Return Before Taxes		(19.38%)	(19.38%)	Dec. 31, 2010
Class I After Taxes on Distributions	Class I Shares Return After Taxes on Distributions	[1]	(19.56%)	(19.56%)	Dec. 31, 2010
Class I After Taxes on Distributions and Sales	Class I Shares Return After Taxes on Distributions and Sale of Shares	[1]	(12.60%)	(12.60%)	Dec. 31, 2010
MSCI Emerging Markets Index	MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)	[2]	(8.42%)	(8.42%)	Dec. 31, 2010
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Class I Shares Return After Taxes on Distributions and Sale of Shares" is higher than the "Class I Shares Return Before Taxes" and/or the "Class I Shares Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods. After-tax returns shown are for Class I shares; after-tax returns for Class A shares will vary.
[2]	The MSCI Emerging Markets Index is a float-adjusted market capitalization index that is designed to measure equity market performance in global emerging markets.